CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Reconciliation to amounts on consolidated balance sheets:
Cash	$ 7,950	$ 17,194
Restricted cash	5,818	47,253
Total cash and restricted cash	$ 13,768	$ 64,447